PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2025	2024
Buildings and improvements	$7,683,957	$7,648,293
Furniture, fixtures and equipment	1,292,018	1,215,688
Leasehold improvements	1,276,778	1,175,252
Gaming equipment	319,464	274,301
Transportation	198,221	196,080
Freehold land	62,142	54,956
Land improvements	2,418	2,082
Construction in progress	2,175	721

Sub-total	10,837,173	10,567,373
Less: accumulated depreciation and amortization	(5,679,730)	(5,294,873)

Property and equipment, net	$5,157,443	$5,272,500